Share-Based Compensation (Share-based Compensation Allocated from Sohu's 2000 Stock Incentive Plan, Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sohu.com [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price	53.18
Sohu's 2000 Stock Incentive Plan [Member] | Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	0	0	0
Sohu's 2000 Stock Incentive Plan [Member] | Stock options [Member] | Employees of Predecessor Operations and employees of business associated with 17173.com Website [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic values of options, exercised	128,897
Share-based compensation expense	0	0	0
Sohu's 2000 Stock Incentive Plan [Member] | Restricted share units [Member] | Employees of Predecessor Operations and employees of business associated with 17173.com Website [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses	0
Fair value of restricted stock units, expensed	26,926	76,000	303,000
Fair value of restricted stock units, vested	252,731	182,000	410,000
Sohu's 2000 Stock Incentive Plan [Member] | Sohu.com [Member] | Common stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for awards	9,500,000
Maximum term of issued stock right from grant date	10 years
Expiration date	Jan. 24, 2010